Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscription	$ 106,250	$ 77,800	$ 170,696	$ 115,553	$ 83,134
Professional Services	27,125	15,062	36,797	18,714	12,309
Total revenue	133,375	92,862	207,493	134,267	95,443
Cost of revenue:
Subscription	25,430	18,001	40,333	25,882	18,791
Professional services	22,219	13,283	29,862	18,012	11,981
Total cost of revenue	47,649	31,284	70,195	43,894	30,772
Gross profit	85,726	61,578	137,298	90,373	64,671
Operating expenses:
Sales and marketing	52,580	42,587	93,559	63,978	39,276
Research and development	22,833	18,391	41,390	27,400	14,845
General and administrative	17,246	11,181	25,985	17,159	13,397
Total operating expenses	92,659	72,159	160,934	108,537	67,518
Operating loss	(6,933)	(10,581)	(23,636)	(18,164)	(2,847)
Other income (expense), net	(352)	(589)	(1,001)	(53)	75
Loss before taxes	(7,285)	(11,170)	(24,637)	(18,217)	(2,772)
Income tax expense (benefit)		(4,202)	10,798	(6,127)	(777)
Net loss	(7,285)	(6,968)	(35,435)	(12,090)	(1,995)
Adjustment for redemption of preferred stock					(58,601)
Preferred stock dividend					(490)
Net loss available to common stockholders	(7,285)	(6,968)	(35,435)	(12,090)	(61,086)
Other Comprehensive loss:
Foreign currency translation adjustment	(362)	262	(948)	(17)	(86)
Comprehensive loss	$ (7,647)	$ (6,706)	$ (36,383)	$ (12,107)	$ (61,172)
Net loss per common share:
Basic	$ (0.18)	$ (0.81)	$ (4.05)	$ (1.52)	$ (5.86)
Diluted	$ (0.18)	$ (0.81)	$ (4.05)	$ (1.52)	$ (5.86)
Weighted average number of common shares outstanding-basic	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392
Weighted average number of common shares outstanding-diluted	40,345,884	8,612,684	8,750,540	7,978,304	10,417,392